STATEMENTS OF PROFIT OR LOSS - ADDITIONAL INFORMATION (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Statements Of Comprehensive Loss Additional Information [Abstract]
EU Horizon participation amounts		$ 557	$ 561	$ 265
Other income		$ 37
Other expenses due to impairment of fixed assets	$ 514